Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013	Mar. 31, 2012
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥ 214,724	¥ 202,346
Fair value of plan assets	90,207	81,159
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	208,457	196,454
Fair value of plan assets	¥ 90,207	¥ 81,159